Long-term debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2017	2016
Lampung facility:
Export credit tranche	$127,704	$138,868
FSRU tranche	32,208	35,340
Gallant facility:
Commercial tranche	123,112	130,222
Export credit tranche	33,917	36,667
Grace facility:
Commercial tranche	148,625	—
Export credit tranche	31,500	—
Outstanding principal	497,066	341,097
Lampung facility unamortized debt issuance cost	(7,947)	(9,357)
Gallant facility unamortized fair value of debt assumed	640	908
Grace facility unamortized fair value of debt assumed	1,710	—
Total debt	491,469	332,648
Less: Current portion of long-term debt	(45,458)	(32,208)
Long-term debt	$446,011	$300,440